March 23, 2010
John Hancock Financial Services
U.S. Wealth Management
601 Congress Street
Boston, MA 02210
(617) 663-3241
E-Mail: dbarr@jhancock.com
Name: David D. Barr
Title:   Counsel
VIA EDGAR
100 F Street, NE
Washington, DC 20549

RE:	John Hancock Funds III (the “Trust”):

Form N-14 for the reorganization of the Robeco Boston Partners Mid Cap Value Fund, a series of The RBB Fund, Inc. (the “Acquired Fund”), into John Hancock Disciplined Value Mid Cap Fund, a series of the Trust (the “Acquiring Fund”)
Ladies and Gentlemen:
On behalf of the Trust, transmitted herewith please find the Form N-14 including the Notice of Special Meeting of Shareholders, Combined Proxy Statement/Prospectus, Statement of Additional Information, Form of Proxy Card and relevant exhibits, with respect to the acquisition of assets of the Acquired Fund for shares of the Acquiring Fund. Pursuant to Rule 488 under the Securities Act of 1933, the Registration Statement for the Trust on Form N-14 filed herewith is expected to become automatically effective on April 27, 2010.
This transmission contains a conformed signature page. The manually signed original of this document is maintained at the offices of the Trust.
If you have any questions or comments concerning the foregoing, please call me at (617) 663-3241.
Sincerely,
/s/ David D. Barr
David D. Barr, Esq.
Assistant Secretary